Document and Entity Information	Nov. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Title of 12(b) Security	Common Stock
Entity Registrant Name	KINTARA THERAPEUTICS, INC.
Entity Central Index Key	0001498382
Entity Incorporation, State or Country Code	NV
Entity File Number	001-37823
Entity Tax Identification Number	99-0360497
Entity Address, Address Line One	9920 Pacific Heights Blvd
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	350-4364
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	KTRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--06-30